Leases - Additional Information (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021
Leases [Line Items]
Operating lease rental expenses net	$ 2.2	$ 4.5
Corporate Headquarters Chicago Lllinois [Member]
Leases [Line Items]
Lease commencate month year			2021-01
Reimbursements from lessor			$ 16.9
Maximum [Member] | Office Space and Data Center Facilities [Member]
Leases [Line Items]
Operating lease term				17 years
Operating lease term extension				10 years
Maximum [Member] | Equipment Leases [Member]
Leases [Line Items]
Operating lease term				3 years
Minimum [Member] | Office Space and Data Center Facilities [Member]
Leases [Line Items]
Operating lease term				1 year
Operating lease term extension				5 years
Minimum [Member] | Equipment Leases [Member]
Leases [Line Items]
Operating lease term				1 year